Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0001 par value
Amount Registered | shares	2,270,311
Proposed Maximum Offering Price per Unit | $ / shares	1.68
Maximum Aggregate Offering Price	$ 3,814,122
Fee Rate	0.01381%
Amount of Registration Fee	$ 527
Offering Note	Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended (the “Securities Act”), by averaging the high and low sales prices of Celularity Inc.’s (the “Registrant’s”) Class A common stock, par value $0.0001 per share (“Class A Common Stock”), as reported on The Nasdaq Capital Market on November 4, 2025, which date is within five business days prior to the filing of this Registration Statement.Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover an indeterminate number of additional shares of Class A Common Stock of the Registrant which become issuable under the Registrant’s 2021 Equity Incentive Plan (the “2021 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of outstanding shares of Class A Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plans described herein.Represents an aggregate of 2,270,311 additional shares of Class A Common Stock available for issuance under the 2021 Plan that were automatically added to the shares authorized for issuance under the 2021 Plan on January 1, 2023, January 1, 2024 and January 1, 2025 pursuant to an annual “evergreen” increase provision contained in the 2021 Plan.